Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
US Treasury Securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities	$ 11,981,456	$ 10,664,690
US Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities
US Treasury Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account—U.S. Treasury Securities
Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities	396,000	361,200
Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Private Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Private Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities	287,100	261,890
Private Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities